UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2022

Item #1. Reports to Stockholders.

INDEX	LDR Real Estate Value-Opportunity Fund

LDR Real Estate Value-Opportunity Fund*

*Formerly, REMS Real Estate Value-Opportunity Fund

SEMI-ANNUAL
REPORT

For the Six Months Ended June 30, 2022 (unaudited)

SEMI-ANNUAL REPORT

LDR Real Estate
Value-Opportunity Fund

July 22, 2022

Dear LDR Real Estate Value-Opportunity Fund Investor:

In the first half of 2022, the Fund’s Institutional shares returned -18.48% vs. -20.32% for the MSCI REIT index. Investor concerns over rising interest rates, inflation and potential economic contraction upended financial markets in the second quarter of 2022 resulting in S&P 500® Index1 equities down 16%, the Russell 2000® Index2 down 17%, and the Barclays Capital US Aggregate Bond® Index3 down 5%. Public real estate second quarter 2022 negative returns of -16.95% (MSCI REIT Index4) ranked among the worst quarterly returns in over 20 years.

Real estate fundamentals, however, remain robust. In the private real estate market virtually all commercial property types (except office) continue to experience full occupancy, higher rents and increased cash flows. Rising interest rates have produced early signs that private commercial property values have begun to soften, and transaction activity has slowed as leveraged buyers adjust to a higher cost of capital. This raises the important question of whether the public markets are correctly signaling a serious correction in private real estate values or as in the past public markets sometimes over-correct market pricing providing opportunities to arbitrage public vs. private market values.

The recent negative financial market returns and significant “risk off” sentiment created a very difficult environment for public real estate securities and the Real Estate Value-Opportunity Strategy. Nevertheless, despite a more concentrated special situation, smaller capitalization bias, the Real Estate Value-Opportunity Fund experienced better returns in larger-capitalization than REIT indices year-to-date.

The Real Estate Value-Opportunity Fund benefitted from a shift in real estate equity positioning to cash (15% at 6/30) and REIT preferreds (10% at 6/30) which began early in 2022 and also a short ETF position in the REIT index during Q2. Importantly, merger and acquisition situations created firm bids to privatize select public equity positions, resulting in positive returns for Catchmark Timber Trust and American Campus communities of 18% and 14%, respectively. The worst portfolio performers were non-REIT holdings Century Communities (-46%) and iStar Inc (-45%).

SEMI-ANNUAL REPORT

The Real Estate Value-Opportunity Strategy remains an equity strategy focused on special situations with return outcomes tied to successful real estate transitions or potential transaction events as well as specific secular demand trends that can create higher real estate values over time. It is also important to position these investments on real estate platforms with strong liquidity that can navigate periods of rising interest rates and economic contraction. A core part of these investments relates to healthcare, multi-family and workforce housing, hospitality, and outdoor grocery anchored shopping centers. The Real Estate Value-Opportunity Strategy continues to maintain a position (5%) in the single-family housing sector primarily through a specialty homebuilder and Howard Hughes Corporation which controls large master planned communities in the sunbelt and Hawaii. While over the intermediate term there will be a contraction in demand, a later resumption of a favorable secular housing cycle should provide significant opportunities for these two operating platforms with extensive low-cost land holdings.

Also, over the near-term cash and REIT preferreds will continue to hold an outsized position in the Real Estate Value-Opportunity portfolios. Today the Top Ten Common Equity holdings represent 35% of the portfolio holdings versus 38% in January 2022 and 52% in January 2021.

Top Common Equity Holdings

June 30, 2022

LDR Capital Management Value-Opportunity		MSCI US REIT® Index (USD)
CatchMark Timber	3.9%	Prologis	8.4%
Hersha Hospitality	3.9%	Equinix	5.7%
Veris Residential	3.9%	Public Storage	4.8%
Kennedy Wilson	3.8%	Realty Income Corp	3.9%
Brandywine Realty	3.4%	Digital Realty Trust	3.6%
Healthcare Trust	3.2%	Welltower Inc	3.6%
Alexander & Baldwin	3.2%	Simon Property Group	3.0%
Brixmor Property Group	3.2%	VICI Properties	2.8%
Apartment Income REIT	3.2%	AvalonBay Communities	2.6%
Urban Edge Properties	3.2%	Equity Residential	2.5%
Portfolio Top 10	34.9%	MSCI Top 10	40.9%
Portfolio REIT Preferreds	10.0%	MSCI REIT Preferreds	0.0%
Portfolio RE Operating Companies	13.0%	MSCI RE Operating Companies	0.3%
Portfolio Cash	15.0%	MSCI Cash	0.0%

LDR Real Estate Value-Opportunity Fund

Shareholder Letter - continued

SEMI-ANNUAL REPORT

There is also a contrarian portfolio investment in the office property sector (8%) with a sunbelt market focus. As is well advertised, the office market is undergoing a significant adjustment to a new work model requiring a re-alignment of office utilization by employers of all sizes. It is yet to be determined what actual change results in the longer-term value of high-quality modern office assets particularly in the sunbelt in-migration markets (Charlotte, Atlanta, Miami, Tampa, Nashville, Dallas, Austin, Phoenix). However public market pricing has discounted these properties and highly successful platforms by 30% to 50% and even more if replacement costs were considered. This is a rare and unusually large public market discount and one that offers an interesting longer-term arbitrage with 6% dividend yields paid to a patient investor.

As always, the Real Estate Value-Opportunity Strategy remains highly real estate value focused targeting specific absolute return objectives while portfolio holdings bear little relationship to REIT indices.

Source: Bloomberg, LDR Capital Management. Data at 6/30/22.

Now that public market real estate equity prices have substantially declined from year-end 2021 values, the focus will be on opportunistically taking advantage of significant mispricing to begin rebuilding core equity positions. There is no urgency to complete a portfolio repositioning but rather to carefully underwrite both real estate values and future potential value creation in the period ahead. Forecasting future outcomes as the financial markets and U.S. economy emerge from the current reset process is a difficult endeavor and it is more important that the Real Estate Value-Opportunity Strategy remains well positioned with flexibility to adapt to potential changing conditions.

LDR Real Estate Value-Opportunity Fund

Shareholder Letter - continued

SEMI-ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

Shareholder Letter - continued

As always, thank you for your continued interest and support.

Sincerely,

Edward W. Turville, CFA Portfolio Manager	Larry Raiman Managing Principal and CIO

Must be preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

Shareholder Letter - continued

Footnotes and Other Important Disclosures

1.The S&P 500® Index is a stock market index tracking the stock performance of 500 large companies listed on exchanges in the United States.

2.The Russell 2000® Index is a small-cap market index that makes up the smallest 2,000 stocks in the Russell 3000 Index.

3.The Barclays U.S. Aggregate Bond Index is a broad base, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States.

4.The MSCI REIT Index is a free float-adjusted market capitalization weighted index that is comprised of equity Real Estate Investment Trusts (REITs).

Past performance is no guarantee of future results. Different types of investments involve varying degrees of risk, and there can be no assurance that any specific investment will either be suitable or profitable for a client. Economic factors, market conditions, and investment strategies will affect the performance of any portfolio and there are no assurances that it will match or outperform any particular benchmark.

The Fund concentrates its investments in the real estate industry, including investments in REITs. Specific risks related to these investments, as well as other risks with investing in the Fund should be considered. Please refer to the Fund’s prospectus for additional information on these risks.

All market indexes quoted in this newsletter are unmanaged. Unlike managed strategies, the performance of an index does not reflect taxes, transaction costs, management fees or other expenses.

Fund holdings and/or sector allocations are subject to change. Please see the Schedule of Investments for the most current Fund holdings.

This is a publication of LDR Capital Management, LLC. It should not be regarded as a complete analysis of the subjects discussed. All expressions of opinion reflect the judgment of the authors as of the date of publication and are subject to change.

Information presented does not involve the rendering of personalized investment advice but is limited to the dissemination of general information on products and services. Information presented is not an offer to buy or sell, or a solicitation of any offer to buy or sell the securities mentioned herein.

The LDR Real Estate Value-Opportunity Fund is distributed by Foreside Fund Services, LLC.

SEMI-ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

Portfolio Compositionas of June 30, 2022 (unaudited)

Common Stocks

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stock:
Residential	23.73%
Diversified/Other	17.51%
Office/Industrial	12.17%
Hotel	9.56%
Retail	6.80%
Healthcare	6.65%
Money Market Fund	13.57%
89.99%

Preferred Stocks

Holdings by Sector/Asset Class	Percentage of Net Assets
Preferred Stock:
Diversified/Other	2.53%
Hotel	1.84%
Convertible	1.58%
Healthcare	1.36%
Office	1.08%
Financial	0.53%
8.92%

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Schedule of InvestmentsJune 30, 2022 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

		Shares	Fair Value
76.42%	COMMON STOCKS

17.51%	DIVERSIFIED/OTHER
	Alexander & Baldwin, Inc. ^	69,636	$1,249,966
	Digital Bridge Group, Inc.	68,339	333,494
	The Howard Hughes Corp.* ^	15,400	1,047,970
	iStar Financial, Inc. ^	54,900	752,679
	Kennedy-Wilson Holdings, Inc. ^	76,095	1,441,239
	Philips Edison & Company, Inc.	34,307	1,146,197
			5,971,545

6.65%	HEALTHCARE
	Healthcare Trust of America, Inc. ^	41,739	1,164,936
	Healthpeak Properties, Inc. ^	42,600	1,103,766
			2,268,702

9.56%	HOTEL
	Hersha Hospitality Trust - Class A* ^	137,260	1,346,521
	Pebblebrook Hotel Trust	46,270	766,694
	Ryman Hospitality Properties, Inc.*	15,100	1,148,053
			3,261,268

12.17%	OFFICE/INDUSTRIAL
	Brandywine Realty Trust	136,800	1,318,752
	Highwoods Properties, Inc.	33,300	1,138,527
	Piedmont Office Realty	47,900	628,448
	Stag Industrial, Inc. ^	34,400	1,062,272
			4,147,999

23.73%	RESIDENTIAL
	American Campus Communities, Inc.	10,740	692,408
	Apartment Income REIT Corp.	29,500	1,227,200
	Catchmark Timber Trust, Inc - Class A ^	134,455	1,352,617
	Century Communities, Inc.* ^	18,318	823,761
	Forestar Group, Inc. * ^	48,802	668,099
	Independence Realty Trust, Inc. ^	42,300	876,879
	UMH Properties, Inc.	61,700	1,089,622
	Veris Residential, Inc.*	102,768	1,360,648
			8,091,234

See Notes to Financial Statements

SEMI-ANNUAL REPORT

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Schedule of Investments - continuedJune 30, 2022 (unaudited)

		Shares	Fair Value
6.80%	RETAIL
	Brixmor Property Group, Inc. ^	60,300	$1,218,663
	Urban Edge Properties	72,346	1,100,383
			2,319,046

76.42%	TOTAL COMMON STOCKS		26,059,794
	(Cost: $27,927,543)

8.92%	PREFERRED STOCKS

1.58%	CONVERTIBLE
	RPT Realty, Series D, 7.250%	11,269	538,095

2.53%	DIVERSIFIED/OTHER
	DigitalBridge Group Inc., Series H, 7.500%	18,449	398,840
	iStar Financial, Inc., Series I, 7.500%	18,995	463,858
			862,698

0.53%	FINANCIAL
	New Residential Investment Corp., Series D, 7.000%	8,383	180,737

1.36%	HEALTHCARE
	Healthcare Trust Inc., Series B, 7.125%*	18,900	462,105

1.84%	HOTEL
	Hersha Hospitality Trust, Series C, 6.875%	9,188	184,770
	Hersha Hospitality Trust, Series D, 6.500%	22,100	442,442
			627,212

1.08%	OFFICE
	City Office, REIT, Inc. Series A, 6.625%	17,416	368,697

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Schedule of Investments - continued June 30, 2022 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

		Shares	Fair Value
8.92%	TOTAL PREFERRED STOCKS		$3,039,544
	(Cost: $3,474,391)

85.34%	TOTAL LONG POSITIONS		29,099,338
	(Cost: $31,401,934)

13.57%	MONEY MARKET FUNDS
	Money Market Fiduciary, 0.01% **	4,627,907	4,627,907
	(Cost: $4,627,907)

98.91%	NET INVESTMENTS IN SECURITIES
	(Cost: $36,029,841)		33,727,245
1.09%	Other assets, net of liabilities		372,471
100.00%	NET ASSETS		$34,099,716

*Non-income producing

**Effective 7 day yield as of June 30, 2022

^All or a portion of position is segregated as collateral for securities sold short and/or borrowings. The segregated market value of collateral is $12,288,889.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Statement of Assets and LiabilitiesJune 30, 2022 (unaudited)

ASSETS
Investments at fair value* (Note 1)	$33,727,245
Deposits with brokers for securities sold short	296,518
Receivable for capital stock sold	5
Dividends and interest receivable	69,020
Due from advisor	597
Prepaid expenses	84,712
TOTAL ASSETS	34,178,097

LIABILITIES
Payable for capital stock redeemed	33,183
Accrued 12b-1 fees	18,223
Accrued administration and transfer agent	8,045
Other accrued expenses	18,930
TOTAL LIABILITIES	78,381

NET ASSETS	$34,099,716

Net Assets Consist of:
Paid-in-capital	$32,975,208
Distributable earnings	1,124,508
Net Assets	$34,099,716

NET ASSET VALUE PER SHARE
Net Assets
Institutional Class	$27,574,612
Platform Class	6,525,104
Total	$34,099,716
Shares Outstanding
Institutional Class	2,368,613
Platform Class	565,638
Total	2,934,251
Net Asset Value and Offering Price Per Share
Institutional Class	$11.64
Platform Class	11.54

*Identified cost of	$36,029,841

See Notes to Financial Statements

SEMI-ANNUAL REPORT

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Statement of OperationsFor the Six Months Ended June 30, 2022 (unaudited)

INVESTMENT INCOME
Dividends	$579,164
Interest	849
Total investment income	580,013

EXPENSES
Investment advisory fees (Note 2)	186,454
12b-1 fees, Platform Class (Note 2)	9,580
Recordkeeping and administrative services (Note 2)	20,203
Accounting fees (Note 2)	14,475
Custodian fees	5,068
Transfer agent fees (Note 2)	15,997
Professional fees	21,216
Filing and registration fees	32,461
Trustee fees	4,725
Compliance fees	3,770
Shareholder reporting	15,198
Shareholder servicing (Note 2)
Institutional Class	14,655
Platform Class	9,580
Interest and dividend expense	14,526
Proxy expense	19,171
Other	12,244
Total expenses	399,323
Advisory fee waivers (Note 2)	(148,875)
Net Expenses	250,448
Net investment income (loss)	329,565

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	2,431,558
Net realized gain (loss) on securities sold short	310,390
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(11,437,004)
Net realized and unrealized gain (loss) on investments and securities sold short	(8,695,056)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(8,365,491)

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Statements of Changes in Net Assets

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$329,565	$334,539
Net realized gain on investments, securities sold short and foreign currency transactions	2,741,948	7,697,305
Net increase (decrease) in unrealized appreciation (depreciation) of investments, securities sold short and foreign currency transactions	(11,437,004)	8,527,695
Increase (decrease) in net assets from operations	(8,365,491)	16,559,539

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Institutional Class	(283,231)	(5,925,074)
Platform Class	(48,209)	(1,284,546)
Decrease in net assets from distributions	(331,440)	(7,209,620)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	1,250,602	2,746,156
Platform Class	114,241	1,167,995
Distributions reinvested
Institutional Class	252,131	5,284,957
Platform Class	46,480	1,228,284
Shares redeemed
Institutional Class	(5,290,698)	(16,849,278)
Platform Class	(744,646)	(1,830,370)
Increase (decrease) in net assets from capital stock transactions	(4,371,890)	(8,252,256)

NET ASSETS
Increase (decrease) during period	(13,068,821)	1,097,663
Beginning of period	47,168,537	46,070,874
End of period	$34,099,716	$47,168,537

See Notes to Financial Statements

SEMI-ANNUAL REPORT

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Statement of Cash FlowsFor the Six Months Ended June 30, 2022 (Unaudited)

Increase (Decrease) in Cash
Cash flows from operation activities:
Net increase (decrease) in net assets from operations	$(8,365,491)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(6,220,607)
Proceeds from disposition of investment securities	11,426,992
Proceeds from short sales	2,507,913
Closed short transactions	(2,197,523)
Sale of short term securities, net	(1,246,066)
Decrease (increase) in receivables for securities sold	422,105
Decrease (increase) due from advisor	(597)
Decrease (increase) in dividends and interest receivable	24,164
Decrease (increase) in prepaid assets	(59,886)
Increase (decrease) in accrued administration and transfer agent	1,095
Increase (decrease) in due to broker	(737)
Increase (decrease) in accrued advisory fees	(12,753)
Increase (decrease) in other accrued expense	(619)
Unrealized depreciation on investments	11,437,004
Net realized (gain) loss from investments	(2,742,492)
Net cash provided by operating activities	4,972,502
Cash flows from financing activities:
Proceeds from shares sold	1,367,013
Payments on shares redeemed	(6,010,168)
Cash distributions paid	(32,829)
Net cash used in financing activities	(4,675,984)
Net increase (decrease) in cash	296,518
Cash:
Beginning balance	—
Ending balance	$296,518

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of reinvestment of dividend distributions	$298,612
Cash financing activities not included herein consist of:
Interest and dividend expense paid	$14,526

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Financial Highlights

	Institutional Class Shares
	Six Months Ended June 30, 2022 (unaudited)	Years Ended December 31,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$14.48	$12.10	$13.79	$10.74	$12.76	$15.17
Investment activities
Net investment income (loss)(1)	0.11	0.11	0.12	0.15	0.12	0.21
Net realized and unrealized gain (loss) on investments	(2.84)	4.73	(0.71)	3.24	(1.85)	(0.37)
Total from investment activities	(2.73)	4.84	(0.59)	3.39	(1.73)	(0.16)
Distributions
Net investment income	(0.11)	(0.24)	(0.19)	(0.15)	(0.12)	(0.21)
Realized gains	—	(2.22)	(0.91)	(0.15)	(0.06)	(2.04)
Return of capital	—	—	—	(0.04)	(0.11)	—
Total distributions	(0.11)	(2.46)	(1.10)	(0.34)	(0.29)	(2.25)

Net asset value, end of period	$11.64	$14.48	$12.10	$13.79	$10.74	$12.76

Total Return*	(18.93%)	40.50%	(3.79%)	31.87%	(13.78%)	(1.28%)
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)(B)	1.85%	1.72%	1.60%	1.36%	1.49%	1.41%
Expenses, net of management fee waivers and reimbursements(C)	1.16%	1.14%	1.05%	1.09%	1.42%	1.37%
Net investment income	1.64%	0.74%	1.04%	1.16%	0.97%	1.41%
Portfolio turnover rate*	16.64%	55.36%	44.00%	40.00%	37.85%	43.77%
Net assets, end of period (000’s)	$27,575	$38,418	$39,195	$56,725	$61,438	$130,210

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(A)Gross expense ratio reflects the effect of interest, dividend and proxy expense which are excluded from the Fund’s expense limitation agreement.

(B)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.69% for the six months ended June 30, 2022, 1.58%, 1.55%, 1.35%, 1.32%, 1.41%, for the years ended December 31, 2021 through December 31, 2017, respectively.

(C)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.00% for the six months ended June 30, 2022, 1.00%. 1.00%, 1.09%, 1.25%, 1.25%, for the years ended December 31, 2021 through December 31, 2017, respectively.

*Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Platform Class Shares
	Six Months Ended June 30, 2022 (unaudited)	Years ended December 31,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$14.34	$11.98	$13.65	$10.62	$12.61	$15.01
Investment activities
Net investment income (loss)(1)	0.09	0.07	0.04	0.11	0.06	0.17
Net realized and unrealized gain (loss) on investments	(2.81)	4.69	(0.65)	3.21	(1.80)	(0.36)
Total from investment activities	(2.72)	4.76	(0.61)	3.32	(1.74)	(0.19)
Distributions
Net investment income	(0.08)	(0.18)	(0.16)	(0.10)	(0.08)	(0.17)
Realized gains	—	(2.22)	(0.90)	(0.15)	(0.06)	(2.04)
Return of capital	—	—	—	(0.04)	(0.11)	—
Total distributions	(0.08)	(2.40)	(1.06)	(0.29)	(0.25)	(2.21)

Net asset value, end of period	$11.54	$14.34	$11.98	$13.65	$10.62	$12.61

Total Return*	(19.01%)	40.18%	(4.06%)	31.53%	(13.97%)	(1.49%)
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)(B)	2.26%	2.16%	2.07%	1.79%	1.91%	1.70%
Expenses, net of management fee waivers and reimbursements(C)	1.42%	1.39%	1.31%	1.34%	1.67%	1.62%
Net investment income	1.38%	0.48%	0.33%	0.90%	0.51%	1.20%
Portfolio turnover rate*	16.64%	55.36%	44.00%	40.00%	37.85%	43.77%
Net assets, end of period (000’s)	$6,525	$8,750	$6,876	$7,193	$7,451	$14,064

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(A)Gross expense ratio reflects the effect of interest, dividend and proxy expense which are excluded from the Fund’s expense limitation agreement.

(B)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 2.10% for the six months ended June 30, 2022, 2.02%, 2.01%, 1.78%, 1.74%, 1.70% for the years ended December 31, 2021 through December 31, 2017, respectively.

(C)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.25% for the six months ended June 30, 2022, 1.25%, 1.25%, 1.33%, 1.50%, 1.50%, for the years ended December 31, 2021 through December 31, 2017, respectively.

*Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Financial Highlights

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Selected Per Share Data Throughout Each Period

SEMI-ANNUAL REPORT

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Notes to the Financial StatementsJune 30, 2022 (unaudited)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The LDR Real Estate Value-Opportunity Fund (the “Fund”) is a diversified series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. LDR Capital Management, LLC (“LDR”) is the investment advisor to the Fund. The Fund was established in December, 2002 originally as a series of Hillview Investment Trust II. Effective November 23, 2005, the Fund was reorganized as a series of The World Funds, Inc. (“TWF”). On August 15, 2014, the Fund was reorganized from TWF into the Trust. The Fund maintains its financial statements, information, and performance history in accordance with the reorganizations. Prior to March 26, 2022, the Fund was known as REMS Real Estate Value-Opportunity Fund.

The Fund currently offers Institutional, Platform and Z Shares. At June 30, 2022, there were no Z Shares outstanding for the Fund.

The investment objectives of the Fund is to achieve long-term capital growth and current income through a portfolio of publicly traded real estate securities that may include equity REITs, mortgage REITs, REIT preferred and other publicly traded companies whose primary business is in the real estate industry.

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges are valued at the last reported sale price. Investments in securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees of the Trust (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market

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LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Notes to the Financial Statements - continuedJune 30, 2022 (unaudited)

instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the NAV is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable for a portfolio security as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. It is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Notes to the Financial Statements - continuedJune 30, 2022 (unaudited)

The following is a summary of the level of inputs used to value the Fund’s investments as of June 30, 2022:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$26,059,794	$—	$—	$26,059,794
Preferred Stocks	3,039,544	—	—	3,039,544
Money Market	4,627,907	—	—	4,627,907
	$33,727,245	$—	$—	$33,727,245

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

The Fund uses a major financial institution as its prime broker to process securities transactions and to provide custodial and other services. Any cash balances include amounts of “restricted cash” consisting of proceeds from securities sold, not yet purchased. Cash balances maintained in the custody of the prime broker bear interest based on the prime rate. The Fund also borrows on margin for security purchases.

Securities are held as collateral by the prime broker against margin obligations. The clearance agreements permit the prime broker to pledge or otherwise hypothecate the Fund’s investment securities subject to certain limitations. The prime broker may also sell such securities in limited instances where required collateral is not posted in a timely manner. These arrangements subject the Fund to concentration of credit risk with respect to the prime broker.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

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LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Notes to the Financial Statements - continuedJune 30, 2022 (unaudited)

Federal Income Taxes

The Fund has complied and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the tax positions taken for the Fund for each of the open tax years (2019-2021) and expected to be taken in the 2022 tax returns, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the six months ended June 30, 2022, there were no reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains or losses on investments, are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

Real Estate Investment Trust Securities

The Fund has made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distribution. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital. The Fund intends

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LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Notes to the Financial Statements - continuedJune 30, 2022 (unaudited)

to include the gross dividends from such REITs in the periodic distributions to the shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital. A domestic REIT is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to its shareholders. Foreign REITs and REIT-like entities that are organized outside of the U.S. and have operations may receive tax treatment similar to that of U.S. REITs in their respective countries. Management does not estimate the tax character of REIT distributions for which actual information has not been reported.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash securities deposited in a segregated account with the Fund’s custodian. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where the decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Any realized gain will be decreased, and any realized loss increased by the amount of transaction costs. At June 30, 2022, the Fund held no securities short.

For the six months ended June 30, 2022, short debit fees associated with such transactions were $8,113 for the Fund.

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LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Notes to the Financial Statements - continuedJune 30, 2022 (unaudited)

NOTE 2 –	INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement effective March 25, 2022, the Fund’s investment advisor, LDR, provides investment advisory services for an annual fee of 0.90% of the average daily net assets of the Fund. For the period from March 25, 2022 to June 30, 2022, LDR earned $94,578 and waived $81,525 in investment advisory fees.

LDR has contractually agreed to waive its fees and reimburse expenses so that the annual fund operating expenses for the Fund do not exceed 1.00% of the average daily net assets of the Fund, until April 30, 2024. This limit does not apply to distribution fees pursuant to Rule 12b-1 Plans, brokerage commissions, taxes, interest, dividend expenses on short sales, acquired fund fees and expenses, other expenditures capitalized in accordance with GAAP or other extraordinary expenses not incurred in the ordinary course of business. The expense limitation agreement may only be terminated by the Board and LDR prior to April 30, 2024 by mutual written consent. Each waiver and/or reimbursement of an expense by LDR is subject to repayment by the Fund within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement is recouped. The total amount of recoverable reimbursements as of June 30, 2022 was $81,525 and expires in 2025.

Prior to March 25, 2022, Real Estate Management Services Group, LLC (“REMS”) was the Fund’s investment advisor. For the period from January 1, 2022 to March 25, 2022, REMS earned $91,876 and waived $67,350. REMS is not entitled to recover any previously waived fees or expense reimbursements.

The Board has adopted a Distribution Plan for the Fund’s Platform Shares (the “12b-1 Plan”). Pursuant to the 12b-1 Plan, the Fund may finance from the assets of the Platform Shares certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Fund finances these distribution and service activities through payments made to the Distributor. The fee paid to the Distributor is computed on an annualized basis reflecting the average daily net assets of the class, up to a maximum of 0.25% for expenses of the Platform Shares. With respect to Platform Shares, 0.25% represents 12b-1 distribution fees paid to institutions that have agreements with the Distributor to provide such services. Because these fees are paid out of the Platform Shares’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The 12b-1 Plan,

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Notes to the Financial Statements - continuedJune 30, 2022 (unaudited)

while primarily intended to compensate for shareholder services expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and therefore may be used to pay for certain expenditures related to financing distribution related activities of the Fund.

The Fund has adopted a shareholder services plan with respect to its Institutional and Platform Shares. Under the shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in Fund shares; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or their service providers; (vii) providing sub-accounting with respect to Fund Shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

For the six months ended June 30, 2022, the following expenses were incurred:

Class	Type of Plan	Fees Incurred
Institutional	Shareholder Servicing	$14,655
Platform	Shareholder Servicing	9,580
Platform	12b-1	9,580

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, fund accountant and transfer and dividend disbursing agent. For it’s services, fees to CFS are computed daily and paid monthly. For the six months ended June 30, 2022, the following fees were paid to CFS:

Administration	Transfer Agent	Accounting
$18,351	$14,274	$12,706

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary to the Trust, is a Partner of Practus, LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

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LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Notes to the Financial Statements - continuedJune 30, 2022 (unaudited)

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended June 30, 2022 were as follows:

Purchases	Sales
$6,220,608	$11,426,992

The above amounts do not include the following:

Proceeds received from short sales	Payments to cover short sales
$2,507,913	$2,197,523

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Monthly income dividends declared by the Fund are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

The tax character of distributions paid during the six months ended June 30, 2022 and the year ended December 31, 2021 were as follows:

	Six months ended June 30, 2022 (unaudited)	Year ended December 31, 2021
Distributions paid from:
Ordinary income	$331,440	$4,802,781
Realized gains	—	2,406,839
	$331,440	$7,209,620

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LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Notes to the Financial Statements - continuedJune 30, 2022 (unaudited)

As of June 30, 2022, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income (loss)	$(443,373)
Undistributed capital gains	3,870,477
Net unrealized appreciation (depreciation)	(2,302,596)
$1,124,508

As of June 30, 2022, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$36,029,841	$126,671	$(2,429,267)	$(2,302,596)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

	Six months ended June 30, 2022 (unaudited)
	Institutional Shares	Platform Shares
Shares sold	91,483	8,446
Shares reinvested	19,211	3,574
Shares redeemed	(394,470)	(56,595)
Net increase (decrease)	(283,776)	(44,575)

	Year ended December 31, 2021
	Institutional Shares	Platform Shares
Shares sold	192,004	78,343
Shares reinvested	367,782	86,251
Shares redeemed	(1,145,457)	(128,261)
Net increase (decrease)	(585,671)	(36,333)

NOTE 6 – COMMISSION RECAPTURE AGREEMENT

The Fund entered into an agreement with ConvergEx Execution Solutions LLC (“ConvergEx”) and Capital Institutional Services, Inc. (“CAPIS”), brokerage services providers, whereby a portion of the commissions from each portfolio transaction would be used to reduce the operating expenses incurred by the Fund, including but not limited to custodial, transfer agent, administrative, legal, trustee, accounting and printing fees and expenses, and other expenses charged to the Fund by third-party service providers which are properly disclosed in the

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Notes to the Financial Statements - continuedJune 30, 2022 (unaudited)

prospectus of the Fund. Pursuant to the terms of the commission recapture agreement, the broker transfers the available commissions earned monthly to the Fund’s administrator. There was no transfer to the Fund’s administrator to offset operating expenses during the six months ended June 30, 2022.

NOTE 7 – RISKS AND CONCENTRATIONS

The Fund concentrates its assets in the real estate industry. An investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. The Fund also engages in borrowing for leverage. The Fund has the ability to borrow funds (leverage) on a secured basis to invest in portfolio securities. However, the Fund may have no leverage for an extended period of time when the Fund believes that leverage is not in the best interest of the Fund. Borrowings can be made only to the extent that the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowing).

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage; the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchases with such Fund assets is not sufficient to cover the cost of leverage, the Fund’s return will be

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Notes to the Financial Statements - continuedJune 30, 2022 (unaudited)

less than it would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

The Fund has a leverage agreement with ConvergEx Group. The interest rate charged for these borrowings is Fed Fund open rate plus 50 basis points. During the six months ended June 30, 2022 the interest was as follows:

Outstanding average daily balance	Weighted average interest rate	Maximum amount outstanding	Outstanding balance as of 6/30/2022	Interest Expense
$34,607	2.01%	$207,203	$—	$232

NOTE 8 – ADVANCES

The Fund has a custody agreement with UMB Bank N.A. (“Custodian”) which allows overdrafts (“Advances”). Any such Advance shall not exceed the Fund’s or the 1940 Act’s limitation concerning borrowings. The Fund accrues interest on these Advances at a rate agreed upon in writing from time to time by the Custodian and the Fund. During the six months ended June 30, 2022, there were no such advances made to the Fund under the custody agreement.

NOTE 9 – OTHER RISKS FOR THE FUND

Market Disruption and Geopolitical Events. Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s recent military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries, as well as the ongoing COVID-19 pandemic, may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Fund’s investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Fund’s investments.

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Fund’s other service providers, market makers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established

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LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Notes to the Financial Statements - continuedJune 30, 2022 (unaudited)

business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, or issuers of securities in which the Fund invests.

NOTE 10 – SPECIAL SHAREHOLDER MEETING

On June 30, 2022, a special meeting of the shareholders of the LDR Real Estate Value-Opportunity Fund was held for the purpose of considering the approval of a new investment advisory agreement between the Trust, on behalf of the Fund and LDR Capital Management, LLC. The investment advisory agreement was approved by the shareholders of the Fund and the investment advisory agreement became effective on June 30, 2022 based on the following results:

Total Outstanding Shares:	3,033,775
Total Shares Voted:	1,567,117
Voted For:	1,495,325
Voted Against:	10,130
Abstained:	61,663

NOTE 11 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items require disclosure.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at http://www.sec.gov.. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at http://www.sec.gov.

FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings. The Fund’s Board of Trustees approved the appointment of the Advisor as the Fund’s Liquidity Risk Management Administrator. The Advisor has appointed representatives from their compliance, trading, and portfolio management departments to assist in the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The Liquidity Risk Management Administrator performed an assessment of the Fund’s liquidity risk profile, considering information gathered and its actual experience in administering the program and presented a written report to the Board of Trustees for consideration during the period covered by this semi-annual report. The report concluded that (i) the Fund did not experience significant liquidity challenges during the covered period; (ii) the Fund’s investment strategies remain appropriate for an open-end fund; and (iii) the Fund’s liquidity risk management program is reasonably designed to assess and manage its liquidity risk.

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LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2022 and held for the six months ended June 30, 2022.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the period ended” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Fund Expenses (unaudited) - continued

	Beginning Account Value (1/1/22)	Ending Account Value (6/30/22)	Annualized Expense Ratio***	Expenses Paid During Period Ended* (6/30/22)
REMS Value
Institutional Class Actual (HLRRX)	$1,000.00	$906.14	1.16%	$5.48
Institutional Class Hypothetical**	$1,000.00	$1,019.04	1.16%	$5.81
Platform Class Actual (HLPPX)	$1,000.00	$905.71	1.42%	$6.71
Platform Class Hypothetical**	$1,000.00	$1,017.75	1.42%	$7.10

*Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

**5% return before expenses

***For the six months ended June 30, 2022, fees waived by LDR and REMS reduced the annualized expense ratio by 0.69% and 0.85% for the LDR Value Institutional Class and Platform Class, respectively.

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LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Fund Expenses (unaudited) - continued

PRIVACY NOTICE

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this semi-annual report.

SEMI-ANNUAL REPORT

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Important Disclosure Statement

The LDR Real Estate Value-Opportunity Fund’s (the “Fund”) prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Fund’s prospectus containing this and other important information, please call 800-673-0550. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and LDR Capital Management, LLC is the investment advisor.

The performance data quoted represents past performance and is not guarantee of future results. Current performance of the Fund may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Fund’s Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of June 30, 2022 and are subject to change at any time. For most recent information, please call 800-673-0550.

Investment Advisor:

LDR Capital Management, LLC
410 Park Avenue, Suite 910
New York, New York 10022

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Independent Registered Public Accounting Firm:

Tait, Weller and Baker LLP
Two Liberty Place
50 S 16th St, Suite 2900
Philadelphia, Pennsylvania 19102-2529

Transfer Agent, Fund Administration and Fund Accounting:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(a)(4) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 8, 2022

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: September 8, 2022

* Print the name and title of each signing officer under his or her signature.